THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY 14, 2002 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON DECEMBER 31, 2002.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended:December 31, 2001


Check here if Amendment                 [X]  Amendment Number :    2
This Amendment (Check only one.):       [ ]  is a restatement
                                        [X]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       SAB Capital Advisors, LLC
            ---------------------------------
Address:    712 Fifth Avenue, 42nd Floor
            ---------------------------------
            New York, NY 10019
            ---------------------------------

Form 13F File Number:      28-06341
                              ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Brian Jackelow
            ---------------------------------
Title:      Chief Financial Officer
            ---------------------------------
Phone:      212-457-8010
            ---------------------------------
Signature, Place, and Date of Signing:

  /s/ Brian Jackelow                New York, NY             February 13, 2003
---------------------------      -----------------        ----------------------
        (Signature)                (City, State)                    (Date)

Report Type (Check only one.):

   [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

   [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

   [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           1
                                          ----------------------
Form 13F Information Table Entry Total:      21
                                          ----------------------
Form 13F Information Table Value Total:   190,453               (in thousands)
                                          ----------------------



PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   No.           Form 13F File Number              Name
   ---           --------------------              ----

    1            28-06339                          SAB Capital Management, LLC

Please note that due to an error in EDGAR filing headers, an amendment to the Form 13F for the quarter ended December 31, 2000 was inadvertently filed on February 14, 2002 as Amendment No. 1 to the Form 13F for the quarter ended December 31, 2001. Pursuant to instructions received from the SEC: (1) on September 5, 2002, Amendment No. 1 to the Form 13F for the quarter ended December 31, 2000 was filed to correct such error and to add specified holdings, for which confidential treatment had expired, and (2) this Amendment No. 2 to the Form 13F for the quarter ended December 31, 2001 constitutes the first actual amendment to the items disclosed on the Form 13F for the quarter ended December 31, 2001, and adds the specified holdings, for which confidential treatment has expired.

                           FORM 13F INFORMATION TABLE




                                                     FORM 13F INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------

COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
NAMES OF           TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
ALLETE INC.         COMMON STOCK   018522102     6,136    243,500     SH            DEFINED         1        243,500    0        0
AMERICAN
  PHYSICIANS
  CAPITAL           COMMON STOCK   028884104    15,208    699,200     SH            DEFINED         1        699,200    0        0
AON CORP            COMMON STOCK   037389103    18,179    511,800     SH            DEFINED         1        511,800    0        0
CNA FINANCIAL
  CORP              COMMON STOCK   126117100     6,210    212,900     SH            DEFINED         1        212,900    0        0
DELPHI FINANCIAL
  GROUP INC         CL A           247131105     4,346    130,500     SH            DEFINED         1        130,500    0        0
ESG RE LTD          ORD            G31215109     5,179  1,015,500     SH            DEFINED         1      1,015,500    0        0
FASTENAL CO JAN
  55 PUTS           COMMON STOCK   311900954        13      1,000     SH      PUTS  DEFINED         1          1,000    0        0
GLOBAL CROSSING
  LTD JAN 02 10
  CALLS             COMMON STOCK   G3921A900        11      2,250     SH     CALLS  DEFINED         1          2,250    0        0
GLOBAL CROSSING
  LTD JAN 02 10
  PUTS              COMMON STOCK   G3921A950     2,070      2,250     SH      PUTS  DEFINED         1          2,250    0        0
GREY GLOBAL GROUP
  INC.              COMMON STOCK   39787M108    20,201     30,300     SH            DEFINED         1         30,300    0        0
IGI INC.            COMMON STOCK   449575109     2,828    229,000     SH            DEFINED         1        229,000    0        0
MADDEN STEVEN LTD   COMMON STOCK   556269108     4,221    300,000     SH            DEFINED         1        300,000    0        0
MARSH & MCLENNAN
  JAN 110 PUTS      COMMON STOCK   571748952       546      1,300     SH      PUTS  DEFINED         1          1,300    0        0
MAXWELL SHOE INC    CL A           577766108     9,181    651,100     SH            DEFINED         1        651,100    0        0
NAUTICA ENTERPRISES
  INC.              COMMON STOCK   639089101     2,558    200,000     SH            DEFINED         1        200,000    0        0
NETRO CORPORATION   COMMON STOCK   64114R109     6,617  1,803,000     SH            DEFINED         1      1,803,000    0        0
ORIENT-EXPRESS
  HOTELS LTD        CL A           G67743107     9,616    531,250     SH            DEFINED         1        531,250    0        0
PRUDENTIAL
  FINANCIAL INC     COMMON STOCK   744320102    56,423  1,700,000     SH            DEFINED         1      1,700,000    0        0
SCOTTISH ANNUITY
  & LIFE HLDG       ORD            G7885T104     5,652    292,100     SH            DEFINED         1        292,100    0        0
SHOE CARNIVAL INC   COMMON STOCK   824889109    15,047  1,084,840     SH            DEFINED         1      1,084,840    0        0
UNITED DEFENSE
  INDUSTRIES, INC   COMMON STOCK   91018B104       211     10,000     SH            DEFINED         1         10,000    0        0


PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.